N-6	Sep. 17, 2025 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	Protective Variable Life Separate Account
Entity Central Index Key	0000948923
Entity Investment Company Type	N-6
Document Period End Date	Sep. 17, 2025
Amendment Flag	false
Item 2. Key Information [Line Items]
Item 4. Fee Table [Text Block]

The Premium Expense Charge sections in the FEE TABLE –Transaction Fees section is amended to include the following:

Charge	When Charge is Deducted	Amount Deducted - Maximum Guaranteed Charge	Amount Deducted - Current Charge

Premium Expense Charge (for Policies with an application signed on or after October 13, 2025):	Upon receipt of each premium payment	5%	2%

The Cost of Insurance, Standard Administrative Fee, Administrative Charge, Administrative Charge For Face Amount Increases, Net Cost of Loans, and ExtendCare Rider sections in the FEE TABLE – Periodic Charges Other Than Fund Operating Expenses section are amended to include the following:

Charge	When Charge is Deducted	Amount Deducted - Maximum Guaranteed Charge	Amount Deducted - Current Charge

Cost of Insurance (for Policies with an application signed on or after October 13, 2025):(1)(2)
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary Day	$0.01 – $83.33 per $1,000 of Net Amount at Risk(2)	$0.01 – $70.46 per $1,000 of Net Amount at Risk(2)
Charge for a 49 year old male in the nontobacco rate class during the first Policy Year with a Face Amount of $100,000.	On the Policy Effective Date and each Monthly Anniversary Day	$0.18 per $1,000 of Net Amount at Risk	$0.04 per $1,000 of Net Amount at Risk
Standard Administrative Fee (for Polices with an application signed on or after October 13, 2025):	On the Policy Effective Date and each Monthly Anniversary Day	$9.00	$9.00

(1)	Cost of insurance charges vary based on individual characteristics such as the Insured’s Issue Age, sex and rate (i.e., underwriting) class and the number of years that the Policy has been in force, Face Amount (for Policies with an application signed on or after February 1, 2024), and the Net Amount at Risk on either the Policy Effective Date or the applicable Monthly Anniversary Date. The charge generally increases with Issue Age. In determining current cost of insurance charges, we may consider a variety of factors, including those unrelated to mortality experience. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed cost of insurance charges applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Home Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Issue Age, sex and rate classification of the Insured, and the Face Amount, planned premiums, and riders requested. The cost of insurance charge shown in the above table has been rounded to the nearest hundredth. See “Charges and Deductions-Monthly Deduction”.

(2)	See definition of Net Amount at Risk in Special Terms.

Charge	When Charge is Deducted	Amount Deducted - Maximum Guaranteed Charge	Amount Deducted - Current Charge

Administrative Charge (for Policies with an application signed on or after October 13, 2025):(3)
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary Day	$0.10 – $3.75 per $1,000 of Initial Face Amount	$0.10 – $3.41 per $1,000 of Initial Face Amount during the first 2 Policy Years and $0.04 - $1.36 per $1,000 of Initial Face Amount thereafter
Charge for a 49 year old male in the nontobacco rate class with a Face Amount of $100,000.	On the Policy Effective Date and each Monthly Anniversary Day	$0.89 per $1,000 of Initial Face Amount	$0.81 per $1,000 of Initial Face Amount during the first 2 Policy Years and $0.33 per $1,000 of Initial Face Amount thereafter
Administrative Charge For Face Amount Increases (for Policies with an application signed on or after October 13, 2025):(4)
Minimum and Maximum Charge	On the Effective Date of the increase and the subsequent 11 Monthly Anniversary Days	$0.75 – $4.95 per $1,000 of any increase in Face Amount	$0.75 – $4.95 per $1,000 of any increase in Face Amount
Charge for a 49 year old male in the nontobacco rate class	On the Effective Date of the increase and the subsequent 11 Monthly Anniversary Days	$3.30 per $1,000 of any increase in Face Amount	$3.30 per $1,000 of any increase in Face Amount

Net Cost of Loans (for Policies with an application signed on or after October 13, 2025)(5)	On each Policy Anniversary, as applicable(6)	2.00% (annually) in Policy Years 1 through 10; 0.25% in Policy Years 11 and thereafter for both standard and carryover loans.	2.00% (annually) for standard loans, 1.00% for carryover loans in Policy Years 1 through 10; 0% for all loans in Policy Years 11 and thereafter

(3)	We call this the administrative charge in the Prospectus. The administrative charge varies based on the Insured’s Issue Age, sex and rate class, and the Face Amount (for Policies with an application signed on or after February 1, 2024). For Policies with an application signed on or after October 13, 2025, the administrative charge will have a higher charge in the first 2 Policy Years compared to later Policy Years. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.
(4)	The administrative charge for Face Amount increases varies based on the Insured’s Issue Age, sex, and rate class. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.
(5)	The Net Cost of Loans is the difference between the rate of interest we charge you for a loan and the rate of interest we credit based upon the amount in your Loan Account. We charge interest daily on any outstanding loan at the following effective annual rates: (a) 5.00% for standard loans in Policy Years 1-10; (b) 4.00% current (5.00% guaranteed) for carry-over loans in Policy Years 1-10; and (c) 3.00% current (3.25% guaranteed) for all loans in Policy Years 11 and greater. We credit interest annually to the Loan Account on any outstanding loan at an effective annual interest rate of not less than 3.00% currently (1.00% guaranteed for Policies issued in CA and Policies with applications signed before October 13, 2025, and 3.00% guaranteed for Policies with applications signed on or after October 13, 2025).
(6)	As long as a loan is outstanding, loan interest must be paid in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, Lapse, surrender, termination, or the Insured’s death.
Charge	When Charge is Deducted	Amount Deducted - Maximum Guaranteed Charge	Amount Deducted - Current Charge

ExtendCare Rider (for Policies with an application signed on or after October 13, 2025):(9)
Minimum and Maximum Charge	On the Effective Date and each Monthly Anniversary Day	$0.01 – $18.96 per $1,000 of Net Amount at Risk	$0.01 – $16.62 per $1,000 of Net Amount at Risk

Charge for a 57 year old female in the nontobacco rate class with a Face Amount of $250,000 and monthly benefit of $10,800.	On the Effective Date and each Monthly Anniversary Day	$0.01 per $1,000 of Net Amount at Risk	$0.01 per $1,000 of Net Amount at Risk

(9)	The charge for the ExtendCare Chronic Illness Accelerated Death Benefit Rider varies based on the Issue Age, underwriting class and sex of the Insured, the number of years that the Policy has been in force, and the Policy’s Face Amount and monthly benefit (maximum monthly benefit chosen at the issuance of the Policy). The rider charge shown in the table may not be typical of the charges you will pay. Your Policy’s specifications page will indicate the rider charge applicable to your Policy, and more detailed information concerning this charge is available on request from our Home Office. Not available in CA.

Transaction Expenses [Table Text Block]
Charge	When Charge is Deducted	Amount Deducted - Maximum Guaranteed Charge	Amount Deducted - Current Charge

Premium Expense Charge (for Policies with an application signed on or after October 13, 2025):	Upon receipt of each premium payment	5%	2%

Premium Taxes, Description [Text Block]	Premium Expense Charge
Premium Taxes, When Deducted [Text Block]	Upon receipt of each premium payment
Premium Taxes (of Premium Payments), Maximum [Percent]	5.00%
Premium Taxes (of Premium Payments), Current [Percent]	2.00%
Periodic Charges [Table Text Block]
Charge	When Charge is Deducted	Amount Deducted - Maximum Guaranteed Charge	Amount Deducted - Current Charge

Cost of Insurance (for Policies with an application signed on or after October 13, 2025):(1)(2)
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary Day	$0.01 – $83.33 per $1,000 of Net Amount at Risk(2)	$0.01 – $70.46 per $1,000 of Net Amount at Risk(2)
Charge for a 49 year old male in the nontobacco rate class during the first Policy Year with a Face Amount of $100,000.	On the Policy Effective Date and each Monthly Anniversary Day	$0.18 per $1,000 of Net Amount at Risk	$0.04 per $1,000 of Net Amount at Risk
Standard Administrative Fee (for Polices with an application signed on or after October 13, 2025):	On the Policy Effective Date and each Monthly Anniversary Day	$9.00	$9.00
(1)	Cost of insurance charges vary based on individual characteristics such as the Insured’s Issue Age, sex and rate (i.e., underwriting) class and the number of years that the Policy has been in force, Face Amount (for Policies with an application signed on or after February 1, 2024), and the Net Amount at Risk on either the Policy Effective Date or the applicable Monthly Anniversary Date. The charge generally increases with Issue Age. In determining current cost of insurance charges, we may consider a variety of factors, including those unrelated to mortality experience. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed cost of insurance charges applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Home Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Issue Age, sex and rate classification of the Insured, and the Face Amount, planned premiums, and riders requested. The cost of insurance charge shown in the above table has been rounded to the nearest hundredth. See “Charges and Deductions-Monthly Deduction”.
(2)	See definition of Net Amount at Risk in Special Terms.

Charge	When Charge is Deducted	Amount Deducted - Maximum Guaranteed Charge	Amount Deducted - Current Charge

Administrative Charge (for Policies with an application signed on or after October 13, 2025):(3)
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary Day	$0.10 – $3.75 per $1,000 of Initial Face Amount	$0.10 – $3.41 per $1,000 of Initial Face Amount during the first 2 Policy Years and $0.04 - $1.36 per $1,000 of Initial Face Amount thereafter
Charge for a 49 year old male in the nontobacco rate class with a Face Amount of $100,000.	On the Policy Effective Date and each Monthly Anniversary Day	$0.89 per $1,000 of Initial Face Amount	$0.81 per $1,000 of Initial Face Amount during the first 2 Policy Years and $0.33 per $1,000 of Initial Face Amount thereafter
Administrative Charge For Face Amount Increases (for Policies with an application signed on or after October 13, 2025):(4)
Minimum and Maximum Charge	On the Effective Date of the increase and the subsequent 11 Monthly Anniversary Days	$0.75 – $4.95 per $1,000 of any increase in Face Amount	$0.75 – $4.95 per $1,000 of any increase in Face Amount
Charge for a 49 year old male in the nontobacco rate class	On the Effective Date of the increase and the subsequent 11 Monthly Anniversary Days	$3.30 per $1,000 of any increase in Face Amount	$3.30 per $1,000 of any increase in Face Amount

Net Cost of Loans (for Policies with an application signed on or after October 13, 2025)(5)	On each Policy Anniversary, as applicable(6)	2.00% (annually) in Policy Years 1 through 10; 0.25% in Policy Years 11 and thereafter for both standard and carryover loans.	2.00% (annually) for standard loans, 1.00% for carryover loans in Policy Years 1 through 10; 0% for all loans in Policy Years 11 and thereafter
(3)	We call this the administrative charge in the Prospectus. The administrative charge varies based on the Insured’s Issue Age, sex and rate class, and the Face Amount (for Policies with an application signed on or after February 1, 2024). For Policies with an application signed on or after October 13, 2025, the administrative charge will have a higher charge in the first 2 Policy Years compared to later Policy Years. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.
(4)	The administrative charge for Face Amount increases varies based on the Insured’s Issue Age, sex, and rate class. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.
(5)	The Net Cost of Loans is the difference between the rate of interest we charge you for a loan and the rate of interest we credit based upon the amount in your Loan Account. We charge interest daily on any outstanding loan at the following effective annual rates: (a) 5.00% for standard loans in Policy Years 1-10; (b) 4.00% current (5.00% guaranteed) for carry-over loans in Policy Years 1-10; and (c) 3.00% current (3.25% guaranteed) for all loans in Policy Years 11 and greater. We credit interest annually to the Loan Account on any outstanding loan at an effective annual interest rate of not less than 3.00% currently (1.00% guaranteed for Policies issued in CA and Policies with applications signed before October 13, 2025, and 3.00% guaranteed for Policies with applications signed on or after October 13, 2025).
(6)	As long as a loan is outstanding, loan interest must be paid in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, Lapse, surrender, termination, or the Insured’s death.
Charge	When Charge is Deducted	Amount Deducted - Maximum Guaranteed Charge	Amount Deducted - Current Charge

ExtendCare Rider (for Policies with an application signed on or after October 13, 2025):(9)
Minimum and Maximum Charge	On the Effective Date and each Monthly Anniversary Day	$0.01 – $18.96 per $1,000 of Net Amount at Risk	$0.01 – $16.62 per $1,000 of Net Amount at Risk

Charge for a 57 year old female in the nontobacco rate class with a Face Amount of $250,000 and monthly benefit of $10,800.	On the Effective Date and each Monthly Anniversary Day	$0.01 per $1,000 of Net Amount at Risk	$0.01 per $1,000 of Net Amount at Risk
(9)	The charge for the ExtendCare Chronic Illness Accelerated Death Benefit Rider varies based on the Issue Age, underwriting class and sex of the Insured, the number of years that the Policy has been in force, and the Policy’s Face Amount and monthly benefit (maximum monthly benefit chosen at the issuance of the Policy). The rider charge shown in the table may not be typical of the charges you will pay. Your Policy’s specifications page will indicate the rider charge applicable to your Policy, and more detailed information concerning this charge is available on request from our Home Office. Not available in CA.

Insurance Cost, Description [Text Block]	Cost of Insurance	[1],[2]
Insurance Cost, When Deducted [Text Block]	On the Policy Effective Date and each Monthly Anniversary Day	[1],[2]
Insurance Cost, Maximum [Dollars]	$ 83.33	[1],[2]
Insurance Cost, Current [Dollars]	70.46	[1],[2]
Insurance Cost, Minimum [Dollars]	$ 0.01	[1],[2]
Insurance Cost, Footnotes [Text Block]	Cost of insurance charges vary based on individual characteristics such as the Insured’s Issue Age, sex and rate (i.e., underwriting) class and the number of years that the Policy has been in force, Face Amount (for Policies with an application signed on or after February 1, 2024), and the Net Amount at Risk on either the Policy Effective Date or the applicable Monthly Anniversary Date. The charge generally increases with Issue Age. In determining current cost of insurance charges, we may consider a variety of factors, including those unrelated to mortality experience. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed cost of insurance charges applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Home Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Issue Age, sex and rate classification of the Insured, and the Face Amount, planned premiums, and riders requested. The cost of insurance charge shown in the above table has been rounded to the nearest hundredth. See “Charges and Deductions-Monthly Deduction”.
Expense Risk Fees, Representative Investor [Text Block]	Charge for a 49 year old male in the nontobacco rate class during the first Policy Year with a Face Amount of $100,000.On the Policy Effective Date and each Monthly Anniversary Day$0.18 per $1,000 of Net Amount at Risk$0.04 per $1,000 of Net Amount at Risk	[1],[2]
Administrative Expense, Footnotes [Text Block]	We call this the administrative charge in the Prospectus. The administrative charge varies based on the Insured’s Issue Age, sex and rate class, and the Face Amount (for Policies with an application signed on or after February 1, 2024). For Policies with an application signed on or after October 13, 2025, the administrative charge will have a higher charge in the first 2 Policy Years compared to later Policy Years. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.The administrative charge for Face Amount increases varies based on the Insured’s Issue Age, sex, and rate class. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.
Optional Benefit Expense, Footnotes [Text Block]	The Net Cost of Loans is the difference between the rate of interest we charge you for a loan and the rate of interest we credit based upon the amount in your Loan Account. We charge interest daily on any outstanding loan at the following effective annual rates: (a) 5.00% for standard loans in Policy Years 1-10; (b) 4.00% current (5.00% guaranteed) for carry-over loans in Policy Years 1-10; and (c) 3.00% current (3.25% guaranteed) for all loans in Policy Years 11 and greater. We credit interest annually to the Loan Account on any outstanding loan at an effective annual interest rate of not less than 3.00% currently (1.00% guaranteed for Policies issued in CA and Policies with applications signed before October 13, 2025, and 3.00% guaranteed for Policies with applications signed on or after October 13, 2025).As long as a loan is outstanding, loan interest must be paid in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, Lapse, surrender, termination, or the Insured’s death.
Administrative Charge For Face Amount Increases [Member]
Item 2. Key Information [Line Items]
Administrative Expenses, Description [Text Block]	Administrative Charge For Face Amount Increases	[3]
Administrative Expenses, When Deducted [Text Block]	On the Effective Date of the increase and the subsequent 11 Monthly Anniversary Days	[3]
Administrative Expenses, Representative Investor [Text Block]	Charge for a 49 year old male in the nontobacco rate classOn the Effective Date of the increase and the subsequent 11 Monthly Anniversary Days$3.30 per $1,000 of any increase in Face Amount$3.30 per $1,000 of any increase in Face Amount	[3]
Administrative Expense, Maximum [Dollars]	$ 4.95	[3]
Administrative Expense, Current [Dollars]	4.95	[3]
Administrative Expense, Minimum [Dollars]	0.75	[3]
Administrative Charge Initial Face Amount After The First 2 Policy Years [Member]
Item 2. Key Information [Line Items]
Administrative Expense, Current [Dollars]	1.36	[4]
Administrative Expense, Minimum [Dollars]	0.04	[4]
Administrative Charge Initial Face Amount during the first 2 Policy Years [Member]
Item 2. Key Information [Line Items]
Administrative Expense, Current [Dollars]	3.41	[4]
Administrative Expense, Minimum [Dollars]	$ 0.1	[4]
Administrative Charge [Member]
Item 2. Key Information [Line Items]
Administrative Expenses, Description [Text Block]	Administrative Charge	[4]
Administrative Expenses, When Deducted [Text Block]	On the Policy Effective Date and each Monthly Anniversary Day	[4]
Administrative Expenses, Representative Investor [Text Block]	Charge for a 49 year old male in the nontobacco rate class with a Face Amount of $100,000.On the Policy Effective Date and each Monthly Anniversary Day$0.89 per $1,000 of Initial Face Amount$0.81 per $1,000 of Initial Face Amount during the first 2 Policy Years and $0.33 per $1,000 of Initial Face Amount thereafter	[4]
Administrative Expense, Maximum [Dollars]	$ 3.75	[4]
Administrative Expense, Minimum [Dollars]	$ 0.1	[4]
Extend Care Rider [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	ExtendCare Rider	[5]
Other Transaction Fee, When Deducted [Text Block]	On the Effective Date and each Monthly Anniversary Day	[5]
Other Transaction Fee, Maximum [Dollars]	$ 18.96	[5]
Other Transaction Fee, Current [Dollars]	16.62	[5]
Other Transaction Fee, Minimum [Dollars]	$ 0.01	[5]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	The charge for the ExtendCare Chronic Illness Accelerated Death Benefit Rider varies based on the Issue Age, underwriting class and sex of the Insured, the number of years that the Policy has been in force, and the Policy’s Face Amount and monthly benefit (maximum monthly benefit chosen at the issuance of the Policy). The rider charge shown in the table may not be typical of the charges you will pay. Your Policy’s specifications page will indicate the rider charge applicable to your Policy, and more detailed information concerning this charge is available on request from our Home Office. Not available in CA.	[5]
Interest Rate before October 13, 2025 [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee (of Other Amount), Maximum [Percent]	1.00%
Interest Rate [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Current [Percent]	3.00%
Interest Rate on or after October 13, 2025 [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.00%
Net Cost Of Loans For Carryover Loans After The First 10 Policy Years [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Current [Percent]	3.00%
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%	[6]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[6]
Net Cost Of Loans For Carryover Loans During The First 10 Policy Loans [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Current [Percent]	4.00%
Other Transaction Fee (of Other Amount), Maximum [Percent]	5.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[6]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%	[6]
Net Cost Of Loans For Standard Loans After The First 10 Policy Years [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Current [Percent]	3.00%
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%	[6]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[6]
Net Cost Of Loans For Standard Loans During The First 10 Policy Years [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee (of Other Amount), Maximum [Percent]	5.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[6]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[6]
Net Cost Of Loans [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Net Cost of Loans	[6]
Optional Benefit Charge, When Deducted [Text Block]	On each Policy Anniversary, as applicable	[6],[7]
Standard [Member]
Item 2. Key Information [Line Items]
Administrative Expenses, Description [Text Block]	Standard Administrative Fee
Administrative Expenses, When Deducted [Text Block]	On the Policy Effective Date and each Monthly Anniversary Day
Administrative Expense, Maximum [Dollars]	$ 9
Administrative Expense, Current [Dollars]	$ 9

[1]	Cost of insurance charges vary based on individual characteristics such as the Insured’s Issue Age, sex and rate (i.e., underwriting) class and the number of years that the Policy has been in force, Face Amount (for Policies with an application signed on or after February 1, 2024), and the Net Amount at Risk on either the Policy Effective Date or the applicable Monthly Anniversary Date. The charge generally increases with Issue Age. In determining current cost of insurance charges, we may consider a variety of factors, including those unrelated to mortality experience. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed cost of insurance charges applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Home Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Issue Age, sex and rate classification of the Insured, and the Face Amount, planned premiums, and riders requested. The cost of insurance charge shown in the above table has been rounded to the nearest hundredth. See “Charges and Deductions-Monthly Deduction”.
[2]	See definition of Net Amount at Risk in Special Terms.
[3]	The administrative charge for Face Amount increases varies based on the Insured’s Issue Age, sex, and rate class. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.
[4]	We call this the administrative charge in the Prospectus. The administrative charge varies based on the Insured’s Issue Age, sex and rate class, and the Face Amount (for Policies with an application signed on or after February 1, 2024). For Policies with an application signed on or after October 13, 2025, the administrative charge will have a higher charge in the first 2 Policy Years compared to later Policy Years. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.
[5]	The charge for the ExtendCare Chronic Illness Accelerated Death Benefit Rider varies based on the Issue Age, underwriting class and sex of the Insured, the number of years that the Policy has been in force, and the Policy’s Face Amount and monthly benefit (maximum monthly benefit chosen at the issuance of the Policy). The rider charge shown in the table may not be typical of the charges you will pay. Your Policy’s specifications page will indicate the rider charge applicable to your Policy, and more detailed information concerning this charge is available on request from our Home Office. Not available in CA.
[6]	The Net Cost of Loans is the difference between the rate of interest we charge you for a loan and the rate of interest we credit based upon the amount in your Loan Account. We charge interest daily on any outstanding loan at the following effective annual rates: (a) 5.00% for standard loans in Policy Years 1-10; (b) 4.00% current (5.00% guaranteed) for carry-over loans in Policy Years 1-10; and (c) 3.00% current (3.25% guaranteed) for all loans in Policy Years 11 and greater. We credit interest annually to the Loan Account on any outstanding loan at an effective annual interest rate of not less than 3.00% currently (1.00% guaranteed for Policies issued in CA and Policies with applications signed before October 13, 2025, and 3.00% guaranteed for Policies with applications signed on or after October 13, 2025).
[7]	As long as a loan is outstanding, loan interest must be paid in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, Lapse, surrender, termination, or the Insured’s death.